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As filed with the Securities and Exchange Commission on June 6, 2008

Securities Act File No. 333-146743

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒    Pre-Effective Amendment No. 4
☐    Post-Effective Amendment No.

Fifth Street Finance Corp.
(Exact name of registrant as specified in charter)

White Plains Plaza
445 Hamilton Avenue, Suite 1206
White Plains, NY 10601
(914) 286-6800
(Address and telephone number,
including area code, of principal executive offices)

Leonard M. Tannenbaum
Fifth Street Finance Corp.
White Plains Plaza
445 Hamilton Avenue, Suite 1206
White Plains, NY 10601
(Name and address of agent for service)

COPIES TO:

Steven B. Boehm, Esq. Harry S. Pangas, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415 Tel: (202) 383-0100 Fax: (202) 637-3593	William G. Farrar, Esq. Sullivan & Cromwell LLP 125 Broad Street New York, NY 10004-2498 Tel: (212) 558-4000 Fax: (212) 558-1600

           Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

           If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

           It is proposed that this filing will become effective (check appropriate box):

    ☐ when declared effective pursuant to Section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee(3)

Common Stock, $0.01 par value per share	$173,880,000	$5,345

(1)
Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(2)
Includes the underwriters' option to purchase additional shares.
(3)
Previously paid.

           The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Explanatory Note

          The purpose of this Pre-effective Amendment No. 4 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C.

PART C
Other Information

Item 25    Financial Statements And Exhibits

          (1) Financial Statements

          The following financial statements of Fifth Street Finance Corp. (the "Registrant" or the "Company") are included in Part A of this Registration Statement:

          (2) Exhibits

(a)(1)	Restated Certificate of Incorporation of the Registrant (Incorporated by reference to Exhibit 3.1 filed with Fifth Street Finance Corp.'s Form 8-A (File No. 001-33901) filed on January 2, 2008).
(a)(2)	Certificate of Amendment to the Registrant's Restated Certificate of Incorporation**
(a)(3)	Certificate of Correction to the Certificate of Amendment to the Registrant's Restated Certificate of Incorporation**
(b)	Amended and Restated By-laws of the Registrant (Incorporated by reference to Exhibit 3.2 filed with Fifth Street Finance Corp.'s Form 8-A (File No. 001-33901) filed on January 2, 2008).
(d)	Form of Common Stock Certificate (Incorporated by reference to Exhibit 4.1 filed with Fifth Street Finance Corp.'s Form 8-A (File No. 001-33901) filed on January 2, 2008).
(e)	Amended and Restated Dividend Reinvestment Plan**
(g)	Form of Amended and Restated Investment Advisory Agreement by and between Registrant and Fifth Street Management LLC*
(h)	Form of Underwriting Agreement**
(j)	Custodial Agreement**
(k)(1)	Form of Administration Agreement by and between Registrant and FSC, Inc.*
(k)(2)	Form of License Agreement by and between Registrant and Fifth Street Capital LLC*
(k)(3)	Secured Revolving Credit Agreement between Registrant and Bank of Montreal**

(k)(4)	Guarantee and Security Agreement between Registrant and Bank of Montreal**
(k)(5)	First Amendment to Secured Revolving Credit Agreement between Registrant and Bank of Montreal**
(k)(6)	First Amendment to Guarantee and Security Agreement between Registrant and Bank of Montreal**
(l)	Opinion of Sutherland Asbill & Brennan LLP**
(n)(1)	Consent of Sutherland Asbill & Brennan LLP (incorporated by reference to exhibit l hereto)**
(n)(2)	Consent of Grant Thornton LLP*
(r)	Code of Ethics*
(s)	Consent of Murray, Devine & Co., Inc.*

*
Previously filed as an exhibit to this registration statement.

**
Filed herewith.

Item 26.    Marketing Arrangements

          The information contained under the heading "Underwriting" in this Registration Statement is incorporated herein by reference.

Item 27.    Other Expenses Of Issuance And Distribution

SEC registration fee	$5,803
New York Stock Exchange listing fee	$40,000
FINRA filing fee	$19,038
Accounting fees and expenses	$565,000
Legal fees and expenses	$800,000
Printing and engraving	$150,000
Miscellaneous fees and expenses	$420,159
Total	$2,000,000

          The amounts set forth above, except for the SEC, FINRA, and New York Stock Exchange fees, are in each case estimated. All of the expenses set forth above shall be borne by the Registrant.

Item 28.    Persons Controlled By Or Under Common Control

          None.

Item 29.    Number Of Holders Of Securities

          The following table sets forth the number of record holders of the Registrant's capital stock at May 5, 2008.

Title of Class	Number of Record Holders
Common stock, $0.01 par value	37
Series A Preferred Stock, $0.01 par value	1

Item 30.    Indemnification

          Section 145 of the Delaware General Corporation Law empowers a Delaware corporation to indemnify its officers and directors and specific other persons to the extent and under the circumstances set forth therein.

          Section 102(b)(7) of the Delaware General Corporation Law allows a Delaware corporation to eliminate the personal liability of a director to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liabilities arising (a) from any breach of the director's duty of loyalty to the corporation or its stockholders; (b) from acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law; (c) under Section 174 of the Delaware General Corporation Law; or (d) from any transaction from which the director derived an improper personal benefit.

          Subject to the 1940 Act or any valid rule, regulation or order of the SEC thereunder, our restated certificate of incorporation, effective as of January 2, 2008 and amended as of April 24, 2008, provides that we will indemnify any person who was or is a party or is threatened to be made a party to any threatened action, suit or proceeding whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director or officer of the Registrant, or is or was serving at the request of the Registrant as a director or officer of another corporation, partnership, limited liability company, joint venture, trust or other enterprise, in accordance with provisions corresponding to Section 145 of the Delaware General Corporation Law. The 1940 Act provides that a company may not indemnify any director or officer against liability to it or its security holders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non-party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of the foregoing conduct. In addition, our certificate of incorporation will provide that the indemnification described therein is not exclusive and shall not exclude any other rights to which the person seeking to be indemnified may be entitled under statute, any bylaw, agreement, vote of stockholders or directors who are not interested persons, or otherwise, both as to action in his official capacity and to his action in another capacity while holding such office.

          The above discussion of Section 145 of the Delaware General Corporation Law and the Registrant's restated certificate of incorporation is not intended to be exhaustive and is respectively qualified in its entirety by such statute and the Registrant's certificate of incorporation.

          As of the date of the completion of this offering, the Registrant will have obtained primary and excess insurance policies insuring our directors and officers against some liabilities they may incur in their capacity as directors and officers. Under such policies, the insurer, on the Registrant's behalf, may also pay amounts for which the Registrant has granted indemnification to the directors or officers.

          The Registrant has agreed to indemnify the several underwriters against specific liabilities, including liabilities under the Securities Act of 1933 (the "Securities Act").

Item 31.    Business And Other Connections Of Investment Adviser

          A description of any other business, profession, vocation, or employment of a substantial nature in which our investment adviser, and each director or executive officer of our investment adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled "Business — The Investment Adviser," "Management — Board of

Directors and Executive Officers — Directors," " — Executive Officers" and "Investment Advisory Agreement." Additional information regarding our investment adviser and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-68676), and is incorporated herein by reference.

Item 32.    Location Of Accounts And Records

          All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)
the Registrant, Fifth Street Finance Corp., White Plains Plaza, 445 Hamilton Avenue, Suite 1206, White Plains, NY 10601;

(2)
the Transfer Agent, American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York, 10038;

(3)
the Custodian, Bank of America, National Association, Bank of America Corporate Center, 100 N Tryon Street, Charlotte, NC 28255-0001;

(4)
the investment adviser, Fifth Street Management LLC, White Plains Plaza, 445 Hamilton Avenue, Suite 1206, White Plains, NY 10601; and

(5)
the administrator, FSC, Inc., White Plains Plaza, 445 Hamilton Avenue, Suite 1206, White Plains, NY 10601.

Item 33.     Management Services

          Not Applicable.

Item 34.     Undertakings

          1.    The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from the net asset value as of the effective date of this registration statement, or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

          2.    The Registrant hereby undertakes that:

            (a)    For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

            (b)    For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of White Plains, State of New York, on June 6, 2008.

FIFTH STREET FINANCE CORP.
By:	/s/ LEONARD M. TANNENBAUM
Name:	Leonard M. Tannenbaum
Title:	President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ LEONARD M. TANNENBAUM Leonard M. Tannenbaum	President, Chief Executive Officer and Director (Principal Executive Officer)	June 6, 2008
/s/ WILLIAM H. CRAIG William H. Craig	Chief Financial Officer (Principal Financial and Accounting Officer)	June 6, 2008
/s/ ADAM C. BERKMAN Adam C. Berkman	Director	June 6, 2008
/s/ BRIAN S. DUNN Brian S. Dunn	Director	June 6, 2008
/s/ BYRON J. HANEY Byron J. Haney	Director	June 6, 2008
/s/ FRANK C. MEYER Frank C. Meyer	Director	June 6, 2008
/s/ DOUGLAS F. RAY Douglas F. Ray	Director	June 6, 2008
/s/ BRUCE E. TOLL Bruce E. Toll	Director	June 6, 2008

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Explanatory Note
PART C Other Information
SIGNATURES